Convertible Debt (Details) - Schedule of Convertible Notes	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Convertible Notes Abstract
Balance at beginning, Face Value,
Balance at beginning, Carrying Amount at Fair Value
Issuance of convertible promissory notes, Face Value	11,000,000
Issuance of convertible promissory notes, Carrying Amount at Fair Value	10,120,000
Repayments of convertible promissory notes, Face Value	(1,100,000)
Repayments of convertible promissory notes, Carrying Amount at Fair Value	(1,100,000)
Conversion of notes with ordinary shares, Face Value,	(3,500,000)
Conversion of notes with ordinary shares, Carrying Amount at Fair Value	(3,500,000)
Change in fair value of convertible promissory notes, Face Value,
Change in fair value of convertible promissory notes, Carrying Amount at Fair Value	(661,000)
Balance at ending, Face Value,	6,400,000
Balance at ending, Carrying Amount at Fair Value	$ 4,859,000